Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Accrued liabilities and other payables [Abstract]
Accrued liabilities and other payables
	December 31,
	2019	2018
Accrued interest	307	114
Accrued audit fees	56	57
Other accruals	1,435	999
Insurance deductibles	132	102
Other payables	41	47
Total	1,971	1,319